Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Potentially Dilutive Securities

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share because the effect of their inclusion would have been anti-dilutive.

	For the three months ended March 31, 2021	For the three months ended March 31, 2020
Warrants to purchase shares of common stock	5,979,611	1,504,593
Convertible notes	-	380,920
Restricted stock units	3,279,284	-
Restricted stock awards	70,986	-
Options to purchase shares of common stock	369,361	3,604,348
Total potentially dilutive securities	9,699,242	5,489,861

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share because the effect of their inclusion would have been anti-dilutive.

	For the year ended December 31, 2020	For the year ended December 31, 2019
Warrants to purchase shares of common stock	3,251,406	303,891
Convertible notes	-	55,306
Series B Preferred Stock	3,275,407	262,500
Options to purchase shares of common stock	929,765	797,373
Total potentially dilutive securities	7,456,578	1,419,070

Schedule of Fair Value Hierarchy of Valuation Inputs on Recurring Basis

The following table provides the financial liabilities measured on a recurring basis and reported at fair value on the balance sheet as of March 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	March 31, 2021
Warrant liabilities – January Warrants	3	$3,164,000
Warrant liabilities – February Warrants	3	3,004,000
Fair value as of March 31, 2021		$6,168,000

Schedule of Fair Value of Warrant Liabilities

The following table presents the changes in fair value of the warrant liabilities:

	January Warrants	February Warrants	Total Warrant Liability
Fair value as of December 31, 2020	$-	$-	$-
Initial value of warrant liability	4,846,000	5,135,000	9,981,000
Change in fair value	(1,682,000)	(2,131,000)	(3,813,000)

Fair value as of March 31, 2021	$3,164,000	$3,004,000	$6,168,000

Initial Measurement [Member]
Schedule of Black Scholes Valuation Models of Warrant Liabilities

The key inputs into the Black Scholes valuation model for the initial valuations are below:

	January Warrants	February Warrants
	January 13, 2021	February 12, 2021
Term (years)	5.0	5.0
Stock price	$4.21	$4.62
Exercise price	$4.95	$4.95
Dividend yield	0.0%	0.0%
Expected volatility	84.7%	84.7%
Risk free interest rate	0.5%	0.5%

Number of shares	1,821,514	1,714,005
Value (per share)	$2.66	$3.00

Subsequent Measurement [Member]
Schedule of Black Scholes Valuation Models of Warrant Liabilities

The key inputs into the Black Scholes valuation model for the Level 3 valuations as of March 31, 2021 are below:

	January Warrants	February Warrants
Term (years)	4.8	4.9
Stock price	$3.07	$3.07
Exercise price	$4.95	$4.95
Dividend yield	0.0%	0.0%
Expected volatility	84.7%	84.7%
Risk free interest rate	0.9%	0.9%

Number of shares	1,821,514	1,714,005
Value (per share)	$1.74	$1.75